Schedule of Equipment (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 25,172,549	$ 16,612,656	$ 3,891,855
Less: accumulated depreciation and amortization	2,604,072	1,767,186	1,388,197
Property, plant and equipment net	22,568,477	14,845,470	2,503,658
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,997,964	5,205,346	1,740,088
Breeding and Production Animals [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,267,498	3,371,125	1,459,459
Animal Facility Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,197,366	1,003,629	540,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,922,079	6,729,673	83,966
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,605,847	185,971	34,285
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	135,593	96,693	22,710
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 46,202	$ 20,219	$ 11,347